Contingencies - Additional Information (Detail) $ in Thousands							6 Months Ended		12 Months Ended
	Oct. 18, 2019 USD ($)	Feb. 06, 2019 USD ($)	Sep. 14, 2018 USD ($)	Aug. 01, 2017 MXN ($)	Mar. 22, 2017 USD ($)	Apr. 04, 2011 USD ($)	Jun. 30, 2021 MXN ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities							$ 8,820,440					$ 8,321,816
Legal proceedings damage sought by plaintiffs			$ 310,484,000	$ 800,000	$ 12,820,000	$ 193,713,000				$ 153,000,000
Termination Resolution January 14 2019 [Member]
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities											$ 51,454,000
Pemex exploration and production [member]
Disclosure of contingent liabilities [line items]
Payments for legal proceedings claims for damage sought value							70,668	$ 34,576,000
Contingent Liability for Work Performed [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs		$ 240,448,000
Contingent Liability for Work Estimate [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs		$ 284,000
Contingent Liability for Public Works Contract [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 137,300
Administrative Claim [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs									$ 2,009,598
Administrative Claim [member] | Pemex industrial transformation [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs							$ 14,607	$ 113,582,000